Entity Level Disclosures and Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Entity Level Disclosures and Segment Information [Abstract]
Schedule of Company’s Operating Segments	The following tables present details of the Company’s operating segments:
	Enterprise internet access	Consumer internet access	Other	Consolidated	Adjustment to net loss for the period
	Six months ended June 30, 2023
	U.S. dollar in thousands

Revenues	8,428	4,236	-	12,664

Adjusted operating profit	2,219	73	-	-	2,292

Non-attributable corporate expenses					(1,123)
Share-based payments					(599)
Impairment of goodwill					(6,311)
Depreciation, amortization and impairment					(3,002)
Operating loss					(8,743)
Financial expenses, net					116
Tax benefit					238
Net loss for the period					(8,389)
	Consumer internet access	Enterprise internet access	Other	Consolidated	Adjustment to net loss for the period
	Six months ended June 30, 2022
	U.S. dollar in thousands

Revenue	4,990	3,667	141	8,798

Adjusted operating loss	(1,742)	*(2,371)	(678)	-	(4,791)

Non-attributable corporate costs					(774)
Depreciation and amortization					(878)
Share-based payments					(1,014)
Impairment of goodwill					(569)
Operating loss					(8,026)
Financial expenses, net					(10)
Tax benefit					151
Net loss for the period					(7,885)
*	Including legal expenses related to Bright Data action, see also Note 8.